FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

July 31, 2020

Filed Via EDGAR (CIK #0000912291)

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F. Street N.E.

Washington, D.C. 20549

Re:     Franklin Real Estate Securities Trust (Registrant)

            (Franklin Real Estate Securities Fund)

             File Nos. 033-69048 and 811-08034

              Preliminary Proxy Material

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system, please find attached a Schedule 14(a) Information cover page, preliminary proxy statement, notice of meeting of shareholders and form of proxy card to be furnished to shareholders of the Fund in connection with a Special Meeting of Shareholders of the Fund (the “Meeting”), scheduled to be held on November  12, 2020.  Definitive copies of these proxy solicitation materials are expected to be released to shareholders on or about September 22, 2020.

As described in the proxy statement, at the Meeting, shareholders will be asked to vote to approve (i) a new Investment Management Agreement with Franklin Advisers, Inc.; (ii) a change in the Fund’s classification from a diversified to a non-diversified fund; (iii) the use of a “manager of managers” structure whereby the Fund’s investment manager would be able to hire and replace affiliated and unaffiliated subadvisers without shareholder approval; and (iv)  an amended fundamental investment restriction regarding investments in commodities..

Please direct all questions and comments relating to the undersigned at (650) 312-2018 or the address shown above.

Sincerely yours,

FRANKLIN REAL ESTATE SECURITIES TRUST

/s/ Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

SJG/sg